Principal Accounting Policies - Advertising and promotional expenses and foreign currency translation (Details) ¥ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2025 CNY (¥) $ / ¥	Dec. 31, 2025 USD ($) $ / ¥	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Advertising and promotional expenses
Advertising and promotional expenses	¥ 11.4	$ 1.6	¥ 10.9	¥ 10.4
Foreign currency translation
Buying rate per US$	6.9931	6.9931